ACCRUED AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables And Accruals, Disclosure [Line Items]
Business tax, VAT and others	¥ 27,425		¥ 28,789
Payable balance with indemnity by Xihua Group (Note 7(i)	49,800		49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770		36,770
Accrued payroll and welfare	16,950		19,660
Payable to Jinghan Taihe (Note i)	25,441		25,441
Payable for purchase of equipment and services	3,693		7,872
Receipt in advance	3,531		3,556
Amount due to students	11,900		13,632
Payable to K-9 buyer (Note ii)	48,561		21,301
Loan from third party	2,685		5,738
Others	2,453		3,840
Total	¥ 229,209	$ 34,220	¥ 216,399